Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	Nano Dimension Ltd.
Entity Central Index Key	0001643303
Trading Symbol	NNDM
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	62,511,208